VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
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Footnotes:
Par
(000's) Value
Short-Term Investments: 93.1%
United States Treasury Obligations : 93.1%
United States Treasury Bills
5.22%, 07/11/24 $ 7,670 $ 7,658,822
5.26%, 10/03/24 3,618 3,569,159
5.29%, 09/05/24 4,762 4,716,544
5.30%, 08/06/24 7,129 7,091,789
23,036,314
Total Short-Term Investments: 93.1%
(Cost: $23,036,352) 23,036,314
Other assets less liabilities: 6.9% 1,724,119
NET ASSETS: 100.0% $ 24,760,433
Futures Contracts
Reference Entity Type
Number of
Contracts Expiration Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Brent Crude Oil Long 34 10/31/24 $ 2,818,259 $ 207,034
Cattle Feeder Long 3 08/29/24 388,950 (3,443)
Cocoa Long 2 12/13/24 131,820 3,548
Coffee 'C' Long 4 09/18/24 340,200 12,407
Copper Long 15 09/26/24 1,646,813 (35,984)
Corn Long 2 09/13/24 40,750 (4,187)
Cotton No. 2 Long 11 12/06/24 399,795 (40,430)
FCOJ-A Long 4 09/10/24 247,920 (1,517)
Gasoil Low Sulfur Long 8 08/12/24 627,200 47,761
Gasoline RBOB Long 15 08/30/24 1,556,730 157,786
Gasoline RBOB Long 18 09/30/24 1,726,402 89,381
Gold 100 OZ Long 18 08/28/24 4,211,279 (123,581)
Lean Hogs Long 1 12/13/24 27,940 (2,256)
Live Cattle Long 8 08/30/24 593,360 24,571
LME Copper Long 3 08/19/24 715,972 (17,588)
LME Lead Long 6 08/19/24 331,913 (11,144)
LME Nickel Long 2 08/19/24 206,283 2,868
LME Nickel Long 2 07/15/24 205,119 (24,874)
LME Primary Aluminum Long 3 08/19/24 188,189 773
LME Primary Aluminum Long 2 07/15/24 124,526 (4,181)
LME Tin Long 2 08/19/24 326,480 5,155
LME Tin Long 2 07/15/24 325,330 (14,177)
LME Zinc Long 6 08/19/24 437,333 11,638
LME Zinc Long 6 07/15/24 433,553 (13,231)
Natural Gas Long 16 07/29/24 416,160 (28,126)
NY Harbor ULSD Long 4 05/30/25 417,228 8,941
NY Harbor ULSD Long 19 07/31/24 2,021,414 51,084
Platinum Long 5 10/29/24 253,525 6,497
Soybean Long 13 09/13/24 715,000 (114,361)
Soybean Meal Long 1 08/14/24 34,600 (1,096)
Soybean Oil Long 13 10/14/24 341,874 (44,427)
Sugar No. 11 Long 12 04/30/25 264,096 (3,837)
Wheat Long 1 09/13/24 28,675 (5,956)
White Sugar Long 10 09/13/24 287,150 19,612
WTI Crude Oil Long 38 11/20/24 2,976,919 233,935
LME Nickel Short 2 07/15/24 205,119 (2,850)
LME Primary Aluminum Short 2 07/15/24 124,526 (1,678)
LME Tin Short 2 07/15/24 325,330 (4,955)
LME Zinc Short 6 07/15/24 433,553 (11,846)
Net unrealized appreciation on futures contracts $ 367,266